Decommissioning Provision (Details Narrative) - CAD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Decommissioning Provision
Total provision for decommissioning, restoration and rehabilitation costs	$ 126,780	$ 123,940	$ 136,280
Average risk-free rate	0.25%